PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Land	$ 1,693	$ 1,693
Buildings and improvements	8,005	7,104
Furniture and equipment	1,939	2,219
Automobiles	64	64
Property, Plant and Equipment, Gross	11,701	11,080
Less: accumulated depreciation	5,679	5,845
Balance at end of year	$ 6,022	$ 5,235